Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Biotechnology-81.82%
4D Molecular Therapeutics, Inc.(b)(c)	1,685	$ 40,389
89bio, Inc.(b)(c)	3,160	24,964
AC Immune S.A. (Switzerland)(b)	3,361	15,629
Acadia Pharmaceuticals, Inc.(b)	5,600	84,560
ACELYRIN, Inc.(b)	3,252	13,398
ADMA Biologics, Inc.(b)	7,747	73,984
Agios Pharmaceuticals, Inc.(b)(c)	1,910	69,409
Akero Therapeutics, Inc.(b)(c)	1,914	36,021
Alector, Inc.(b)(c)	3,203	15,759
Alkermes PLC(b)(c)	5,670	132,678
Allogene Therapeutics, Inc.(b)(c)	5,620	14,050
Alnylam Pharmaceuticals, Inc.(b)	4,276	634,687
ALX Oncology Holdings, Inc.(b)	1,687	17,933
Amarin Corp. PLC, ADR (Ireland)(b)(c)	12,872	11,134
Amgen, Inc.	9,721	2,973,168
Amicus Therapeutics, Inc.(b)(c)	10,003	98,029
AnaptysBio, Inc.(b)	887	21,235
Anavex Life Sciences Corp.(b)(c)	2,769	11,242
Apellis Pharmaceuticals, Inc.(b)(c)	4,083	160,258
Apogee Therapeutics, Inc.(b)(c)	1,259	57,461
Arbutus Biopharma Corp.(b)	5,608	18,843
Arcellx, Inc.(b)(c)	1,792	93,184
Arcturus Therapeutics Holdings, Inc.(b)(c)	906	35,162
Arcutis Biotherapeutics, Inc.(b)(c)	3,285	27,463
Ardelyx, Inc.(b)(c)	7,898	54,180
argenx SE, ADR (Netherlands)(b)	1,059	392,910
Arrowhead Pharmaceuticals, Inc.(b)(c)	4,202	96,436
ARS Pharmaceuticals, Inc.(b)(c)	3,225	28,638
Ascendis Pharma A/S, ADR (Denmark)(b)	1,957	264,391
Aurinia Pharmaceuticals, Inc. (Canada)(b)	4,910	26,612
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	4,710	19,735
Avidity Biosciences, Inc.(b)(c)	2,704	72,629
Beam Therapeutics, Inc.(b)(c)	2,765	65,862
BeiGene Ltd., ADR (China)(b)(c)	1,413	210,325
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,210	26,850
BioCryst Pharmaceuticals, Inc.(b)(c)	6,998	45,207
Biogen, Inc.(b)	4,942	1,111,653
BioMarin Pharmaceutical, Inc.(b)(c)	6,410	481,199
Biomea Fusion, Inc.(b)(c)	1,189	12,508
BioNTech SE, ADR (Germany)(b)	3,300	331,980
bluebird bio, Inc.(b)(c)	6,262	5,657
Blueprint Medicines Corp.(b)(c)	2,091	220,726
BridgeBio Pharma, Inc.(b)(c)	5,954	166,772
Cabaletta Bio, Inc.(b)(c)	1,450	14,776
Caribou Biosciences, Inc.(b)(c)	2,955	8,510
Cartesian Therapeutics, Inc., Rts., expiring 12/02/2024(b)(d)	2,633	474
Centessa Pharmaceuticals PLC, ADR(b)(c)	1,916	16,535
Cogent Biosciences, Inc.(b)(c)	3,532	28,291
Coherus BioSciences, Inc.(b)(c)	3,660	6,661
Crinetics Pharmaceuticals, Inc.(b)	2,357	104,674
CRISPR Therapeutics AG (Switzerland)(b)(c)	2,721	146,227
Cullinan Therapeutics, Inc.(b)	1,449	34,052
CureVac N.V. (Germany)(b)(c)	7,583	29,498
Cytokinetics, Inc.(b)(c)	3,488	169,203
Day One Biopharmaceuticals, Inc.(b)(c)	2,968	39,385
Deciphera Pharmaceuticals, Inc.(b)	2,736	69,877
Denali Therapeutics, Inc.(b)(c)	4,720	87,603
Disc Medicine, Inc.(b)(c)	817	27,737
	Shares	Value
Biotechnology-(continued)
Dynavax Technologies Corp.(b)(c)	4,437	$ 53,200
Dyne Therapeutics, Inc.(b)(c)	2,747	87,574
Editas Medicine, Inc.(b)(c)	2,783	14,472
Erasca, Inc.(b)	5,039	12,698
Exelixis, Inc.(b)	10,349	224,470
Exscientia PLC, ADR (United Kingdom)(b)(c)	1,638	8,681
Fusion Pharmaceuticals, Inc. (Canada)(b)	2,465	53,047
Galapagos N.V., ADR (Belgium)(b)	677	18,834
Genmab A/S, ADR (Denmark)(b)(c)	1,430	40,326
Geron Corp.(b)(c)	18,545	65,835
Gilead Sciences, Inc.	36,914	2,372,463
Grifols S.A., ADR (Spain)(b)	4,101	29,363
Halozyme Therapeutics, Inc.(b)(c)	4,328	191,687
Humacyte, Inc.(b)(c)	3,507	26,232
Ideaya Biosciences, Inc.(b)(c)	2,531	92,508
ImmunityBio, Inc.(b)(c)	22,611	145,163
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	1,173	57,454
Immunovant, Inc.(b)	4,930	125,173
Incyte Corp.(b)	7,631	440,995
Insmed, Inc.(b)(c)	5,063	278,718
Intellia Therapeutics, Inc.(b)(c)	3,264	69,784
Ionis Pharmaceuticals, Inc.(b)(c)	4,944	185,746
Iovance Biotherapeutics, Inc.(b)(c)	9,487	84,245
Ironwood Pharmaceuticals, Inc.(b)(c)	5,328	33,566
iTeos Therapeutics, Inc.(b)	1,212	20,289
Janux Therapeutics, Inc.(b)(c)	1,714	91,699
KalVista Pharmaceuticals, Inc.(b)(c)	1,378	16,081
Keros Therapeutics, Inc.(b)(c)	1,218	57,088
Kiniksa Pharmaceuticals Ltd., Class A(b)(c)	1,356	25,778
Krystal Biotech, Inc.(b)(c)	958	153,328
Kura Oncology, Inc.(b)(c)	2,579	53,153
Kymera Therapeutics, Inc.(b)(c)	2,076	66,660
Legend Biotech Corp., ADR(b)(c)	2,703	108,147
Lexicon Pharmaceuticals, Inc.(b)(c)	8,161	13,874
Lyell Immunopharma, Inc.(b)(c)	8,605	23,836
MacroGenics, Inc.(b)(c)	2,104	8,605
Madrigal Pharmaceuticals, Inc.(b)(c)	674	159,172
MannKind Corp.(b)(c)	9,185	42,894
MeiraGTx Holdings PLC(b)(c)	2,102	10,300
Merus N.V. (Netherlands)(b)	1,984	105,628
Mineralys Therapeutics, Inc.(b)	1,392	17,776
Mirum Pharmaceuticals, Inc.(b)(c)	1,585	38,088
Moderna, Inc.(b)	12,986	1,851,154
Morphic Holding, Inc.(b)(c)	1,694	51,447
Myriad Genetics, Inc.(b)	3,044	69,281
Neurocrine Biosciences, Inc.(b)	3,382	457,957
Novavax, Inc.(b)(c)	4,752	71,423
Nurix Therapeutics, Inc.(b)(c)	1,658	26,114
Nuvalent, Inc., Class A(b)(c)	1,985	130,256
Olema Pharmaceuticals, Inc.(b)(c)	1,877	18,169
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
ORIC Pharmaceuticals, Inc.(b)	2,282	20,515
Ovid therapeutics, Inc.(b)	2,363	7,231
Precigen, Inc.(b)(c)	8,301	11,621
Prime Medicine, Inc.(b)	3,962	25,674
Protagonist Therapeutics, Inc.(b)	1,974	55,568
Prothena Corp. PLC (Ireland)(b)(c)	1,820	37,874
PTC Therapeutics, Inc.(b)(c)	2,594	94,318
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Biotechnology-(continued)
RAPT Therapeutics, Inc.(b)(c)	1,163	$ 4,664
Recursion Pharmaceuticals, Inc., Class A(b)(c)	7,714	63,872
Regeneron Pharmaceuticals, Inc.(b)	2,755	2,700,341
REGENXBIO, Inc.(b)(c)	1,506	21,611
Relay Therapeutics, Inc.(b)	4,455	28,557
Reneo Pharmaceuticals, Inc.(b)	1,141	1,894
Replimune Group, Inc.(b)(c)	2,084	10,983
REVOLUTION Medicines, Inc.(b)(c)	5,622	215,491
Rhythm Pharmaceuticals, Inc.(b)(c)	2,037	72,680
Rocket Pharmaceuticals, Inc.(b)(c)	3,078	65,623
Roivant Sciences Ltd.(b)(c)	27,465	284,537
Sage Therapeutics, Inc.(b)(c)	2,030	22,553
Sana Biotechnology, Inc.(b)(c)	7,495	56,213
Sarepta Therapeutics, Inc.(b)	3,190	414,253
Savara, Inc.(b)(c)	4,546	18,593
Scholar Rock Holding Corp.(b)	2,457	23,071
SpringWorks Therapeutics, Inc.(b)(c)	2,499	103,609
Summit Therapeutics, Inc.(b)(c)	23,818	206,859
Syndax Pharmaceuticals, Inc.(b)	2,877	55,440
Tango Therapeutics, Inc.(b)(c)	3,459	23,936
Taysha Gene Therapies, Inc.(b)(c)	6,231	21,372
Tourmaline Bio, Inc.(c)	862	11,870
Travere Therapeutics, Inc.(b)(c)	2,578	19,129
Twist Bioscience Corp.(b)	1,960	82,124
Ultragenyx Pharmaceutical, Inc.(b)(c)	2,788	111,910
uniQure N.V. (Netherlands)(b)(c)	1,609	7,965
United Therapeutics Corp.(b)	1,601	440,483
UroGen Pharma Ltd.(b)(c)	1,033	13,739
Vanda Pharmaceuticals, Inc.(b)(c)	1,922	9,821
Vaxcyte, Inc.(b)(c)	3,696	259,718
Vera Therapeutics, Inc.(b)	1,783	67,736
Veracyte, Inc.(b)(c)	2,547	52,850
Vericel Corp.(b)(c)	1,639	78,180
Vertex Pharmaceuticals, Inc.(b)	6,326	2,880,481
Verve Therapeutics, Inc.(b)(c)	2,838	14,729
Vir Biotechnology, Inc.(b)	4,587	47,108
Voyager Therapeutics, Inc.(b)	1,839	15,448
Xencor, Inc.(b)	2,076	49,326
Xenon Pharmaceuticals, Inc. (Canada)(b)	2,558	97,383
Y-mAbs Therapeutics, Inc.(b)(c)	1,466	17,739
Zai Lab Ltd., ADR (China)(b)(c)	1,677	29,817
Zentalis Pharmaceuticals, Inc.(b)(c)	2,406	28,583
Zymeworks, Inc.(b)	2,349	19,920
		26,523,856
Health Care Equipment & Supplies-0.25%
Novocure Ltd.(b)(c)	3,627	79,830
Health Care Providers & Services-0.49%
23andMe Holding Co., Class A(b)(c)	10,385	5,662
Castle Biosciences, Inc.(b)	928	21,585
Guardant Health, Inc.(b)	4,122	111,706
PetIQ, Inc.(b)(c)	999	20,739
		159,692
Life Sciences Tools & Services-3.70%
AbCellera Biologics, Inc. (Canada)(b)	9,943	38,977
Adaptive Biotechnologies Corp.(b)(c)	4,854	16,746
Fortrea Holdings, Inc.(b)	3,005	76,297
Illumina, Inc.(b)	5,396	562,695
Maravai LifeSciences Holdings, Inc., Class A(b)	4,480	38,842
MaxCyte, Inc.(b)	3,436	15,393
Medpace Holdings, Inc.(b)(c)	1,047	404,498
Nautilus Biotechnology, Inc.(b)(c)	4,160	11,398
	Shares	Value
Life Sciences Tools & Services-(continued)
OmniAb, Inc.(b)(c)	3,867	$ 16,783
Pacific Biosciences of California, Inc.(b)(c)	9,110	16,307
		1,197,936
Pharmaceuticals-13.73%
Aclaris Therapeutics, Inc.(b)	2,366	2,437
Amphastar Pharmaceuticals, Inc.(b)(c)	1,633	69,125
Amylyx Pharmaceuticals, Inc.(b)(c)	2,240	3,853
ANI Pharmaceuticals, Inc.(b)	713	46,274
Arvinas, Inc.(b)(c)	2,306	76,421
AstraZeneca PLC, ADR (United Kingdom)	19,794	1,544,328
ATAI Life Sciences N.V. (Germany)(b)(c)	5,515	8,659
Atea Pharmaceuticals, Inc.(b)(c)	2,796	10,261
Avadel Pharmaceuticals PLC(b)	3,055	48,727
Axsome Therapeutics, Inc.(b)(c)	1,604	117,782
Collegium Pharmaceutical, Inc.(b)	1,087	36,023
Edgewise Therapeutics, Inc.(b)(c)	3,157	54,079
Enliven Therapeutics, Inc.(b)(c)	1,396	31,508
Evolus, Inc.(b)	1,914	24,748
EyePoint Pharmaceuticals, Inc.(b)(c)	1,665	17,832
Fulcrum Therapeutics, Inc.(b)(c)	2,067	16,226
Harmony Biosciences Holdings, Inc.(b)(c)	1,928	56,683
Harrow, Inc.(b)(c)	1,177	21,127
Hutchmed (China) Ltd., ADR (China)(b)	1,036	19,197
Innoviva, Inc.(b)(c)	2,141	33,806
Intra-Cellular Therapies, Inc.(b)	3,303	222,094
Jazz Pharmaceuticals PLC(b)(c)	2,113	222,393
Ligand Pharmaceuticals, Inc.(b)	601	51,115
Marinus Pharmaceuticals, Inc.(b)	1,803	2,560
Ocular Therapeutix, Inc.(b)(c)	3,740	21,318
Pacira BioSciences, Inc.(b)	1,585	48,073
Phathom Pharmaceuticals, Inc.(b)(c)	1,916	18,049
Phibro Animal Health Corp., Class A	704	12,412
Pliant Therapeutics, Inc.(b)(c)	2,029	24,612
Revance Therapeutics, Inc.(b)(c)	2,943	8,358
Royalty Pharma PLC, Class A	15,186	416,248
Sanofi S.A., ADR	9,309	456,420
SIGA Technologies, Inc.(c)	2,371	17,735
Structure Therapeutics, Inc., ADR(b)(c)	1,652	56,498
Supernus Pharmaceuticals, Inc.(b)(c)	1,854	50,280
Tarsus Pharmaceuticals, Inc.(b)(c)	1,165	38,398
Terns Pharmaceuticals, Inc.(b)	2,067	12,423
Theravance Biopharma, Inc.(b)(c)	1,648	14,206
Third Harmonic Bio, Inc.(b)	1,367	18,195
Ventyx Biosciences, Inc.(b)	1,952	9,331
Verona Pharma PLC, ADR (United Kingdom)(b)	2,315	27,942
Viatris, Inc.	40,361	427,827
WaVe Life Sciences Ltd.(b)	4,146	25,622
Xeris Biopharma Holdings, Inc.(b)	4,602	10,378
		4,451,583
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $35,340,275)		32,412,897
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.93%
Invesco Private Government Fund, 5.30%(e)(f)(g)	1,991,270	1,991,270

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
May 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.48%(e)(f)(g)	5,116,552	$ 5,118,087
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,109,483)		7,109,357
TOTAL INVESTMENTS IN SECURITIES-121.92% (Cost $42,449,758)		39,522,254
OTHER ASSETS LESS LIABILITIES-(21.92)%		(7,104,838)
NET ASSETS-100.00%		$32,417,416

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$966,354	$(966,354)	$-	$-	$-	$588
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	856,499	14,321,796	(13,187,025)	-	-	1,991,270	62,895*
Invesco Private Prime Fund	2,202,426	27,191,575	(24,276,235)	(126)	447	5,118,087	167,380*
Total	$3,058,925	$42,479,725	$(38,429,614)	$(126)	$447	$7,109,357	$230,863

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Automobiles-0.61%
Thor Industries, Inc.	209	$ 20,741
Biotechnology-3.48%
Amgen, Inc.	387	118,364
Commercial Services & Supplies-5.71%
Cintas Corp.	115	77,966
Republic Services, Inc.	379	70,187
Rollins, Inc.	1,011	46,193
		194,346
Consumer Finance-1.96%
Capital One Financial Corp.	484	66,613
Containers & Packaging-0.80%
Berry Global Group, Inc.	456	27,305
Electronic Equipment, Instruments & Components-4.61%
Amphenol Corp., Class A	675	89,350
Littelfuse, Inc.	106	27,199
Teledyne Technologies, Inc.(b)	102	40,489
		157,038
Entertainment-1.23%
Warner Bros. Discovery, Inc.(b)	5,081	41,868
Financial Services-5.77%
Jack Henry & Associates, Inc.	203	33,430
Mastercard, Inc., Class A	365	163,181
		196,611
Food Products-1.10%
Hormel Foods Corp.	1,207	37,393
Health Care Technology-0.35%
Simulations Plus, Inc.	250	12,060
Hotels, Restaurants & Leisure-2.09%
Marriott International, Inc., Class A	308	71,200
Household Durables-2.51%
Cavco Industries, Inc.(b)	50	17,860
NVR, Inc.(b)	6	46,084
Whirlpool Corp.	232	21,583
		85,527
IT Services-1.13%
VeriSign, Inc.(b)	220	38,350
Life Sciences Tools & Services-6.66%
Mettler-Toledo International, Inc.(b)	40	56,164
Thermo Fisher Scientific, Inc.	221	125,523
West Pharmaceutical Services, Inc.	136	45,072
		226,759
Media-0.30%
TechTarget, Inc.(b)	340	10,275
Oil, Gas & Consumable Fuels-1.19%
Texas Pacific Land Corp.	66	40,545
	Shares	Value
Pharmaceuticals-0.72%
Jazz Pharmaceuticals PLC(b)	233	$ 24,523
Professional Services-5.05%
Automatic Data Processing, Inc.	359	87,926
Paychex, Inc.	503	60,441
Robert Half, Inc.	365	23,444
		171,811
Semiconductors & Semiconductor Equipment-28.57%
Broadcom, Inc.	153	203,268
KLA Corp.	126	95,701
Microchip Technology, Inc.	743	72,242
NVIDIA Corp.	430	471,422
NXP Semiconductors N.V. (China)	292	79,453
ON Semiconductor Corp.(b)	692	50,544
		972,630
Software-23.02%
Adobe, Inc.(b)	241	107,187
Cadence Design Systems, Inc.(b)	269	77,017
Fair Isaac Corp.(b)	42	54,177
Fortinet, Inc.(b)	968	57,422
Intuit, Inc.	177	102,030
Manhattan Associates, Inc.(b)	153	33,590
Progress Software Corp.	310	15,701
PTC, Inc.(b)	246	43,355
Qualys, Inc.(b)	151	21,234
Roper Technologies, Inc.	128	68,193
Salesforce, Inc.	472	110,656
ServiceNow, Inc.(b)	142	93,284
		783,846
Specialty Retail-3.07%
AutoZone, Inc.(b)	22	60,939
Monro, Inc.	336	7,945
Ulta Beauty, Inc.(b)	90	35,558
		104,442
Total Common Stocks & Other Equity Interests (Cost $3,131,026)		3,402,247

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(d) (Cost $955)	955	955
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $3,131,981)		3,403,202
OTHER ASSETS LESS LIABILITIES-0.04%		1,204
NET ASSETS-100.00%		$3,404,406

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
May 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$36,324	$(35,370)	$-	$1	$955	$91

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Electronic Equipment, Instruments & Components-0.69%
Coherent Corp.(b)	49,278	$ 2,811,803
Semiconductors & Semiconductor Equipment-99.22%
Advanced Micro Devices, Inc.(b)(c)	156,341	26,093,313
Allegro MicroSystems, Inc. (Japan)(b)(c)	62,702	1,889,838
Amkor Technology, Inc.	79,814	2,601,138
Analog Devices, Inc.	78,513	18,410,514
Applied Materials, Inc.	74,692	16,064,755
ASML Holding N.V., New York Shares (Netherlands)	15,795	15,168,728
Axcelis Technologies, Inc.(b)(c)	10,594	1,191,719
Broadcom, Inc.	28,940	38,448,237
Entegris, Inc.	48,816	6,167,902
GLOBALFOUNDRIES, Inc.(b)(c)	177,824	8,713,376
Intel Corp.	349,250	10,774,363
KLA Corp.(c)	22,083	16,772,701
Lam Research Corp.	16,034	14,950,743
Lattice Semiconductor Corp.(b)(c)	44,651	3,314,890
Marvell Technology, Inc.	209,815	14,437,370
Microchip Technology, Inc.(c)	175,711	17,084,381
Micron Technology, Inc.(c)	166,165	20,770,625
Monolithic Power Systems, Inc.(c)	15,793	11,617,805
NVIDIA Corp.	57,098	62,598,250
NXP Semiconductors N.V. (China)	60,313	16,411,167
ON Semiconductor Corp.(b)	138,733	10,133,058
Qorvo, Inc.(b)	31,347	3,084,231
QUALCOMM, Inc.	95,436	19,473,716
Rambus, Inc.(b)(c)	35,022	1,935,316
Skyworks Solutions, Inc.	52,024	4,820,544
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	117,039	17,677,571
Teradyne, Inc.	49,694	7,003,872
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc.	90,009	$ 17,552,655
Wolfspeed, Inc.(b)(c)	40,849	1,049,819
		406,212,597
Total Common Stocks & Other Equity Interests (Cost $320,880,030)		409,024,400

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(d)(e) (Cost $159,455)	159,455	159,455
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $321,039,485)		409,183,855
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.59%
Invesco Private Government Fund, 5.30%(d)(e)(f)	5,258,892	5,258,892
Invesco Private Prime Fund, 5.48%(d)(e)(f)	13,518,806	13,522,862
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,781,754)		18,781,754
TOTAL INVESTMENTS IN SECURITIES-104.54% (Cost $339,821,239)		427,965,609
OTHER ASSETS LESS LIABILITIES-(4.54)%		(18,571,224)
NET ASSETS-100.00%		$409,394,385

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,054,512	$(1,895,057)	$-	$-	$159,455	$3,333
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,040,517	67,227,235	(63,008,860)	-	-	5,258,892	115,110*
Invesco Private Prime Fund	2,675,615	158,109,462	(147,254,763)	164	(7,616)	13,522,862	307,379*
Total	$3,716,132	$227,391,209	$(212,158,680)	$164	$(7,616)	$18,941,209	$425,822

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
May 31, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
May 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Chemicals-2.34%
Hanwha Solutions Corp. (South Korea)	1,216,789	$ 27,639,316
Electrical Equipment-19.48%
Array Technologies, Inc.(b)(c)	3,023,028	42,866,537
Nextracker, Inc., Class A(b)	1,759,229	97,056,664
Shoals Technologies Group, Inc., Class A(b)	3,285,702	25,858,475
SunPower Corp.(b)(c)	2,511,913	8,389,789
Sunrun, Inc.(b)(c)	3,858,052	55,787,432
		229,958,897
Independent Power and Renewable Electricity Producers-22.60%
Altus Power, Inc.(b)(c)	1,623,370	6,574,649
Atlantica Sustainable Infrastructure PLC (Spain)	786,846	17,294,875
Clearway Energy, Inc., Class C	898,639	25,161,892
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(c)	2,546,097	7,521,331
Encavis AG (Germany)(b)(c)	1,949,344	36,271,826
Energix-Renewable Energies Ltd. (Israel)(c)	3,316,097	13,655,513
Enlight Renewable Energy Ltd. (Israel)(b)(c)	1,273,311	21,938,892
Grenergy Renovables S.A. (Spain)(b)(c)	376,357	12,584,061
Neoen S.A. (France)(c)(d)	794,803	32,667,073
OY Nofar Energy Ltd. (Israel)(b)(c)	471,224	11,526,324
ReNew Energy Global PLC, Class A (India)(b)(c)	1,150,862	6,893,663
RENOVA, Inc. (Japan)(b)(c)	631,949	4,113,932
Scatec ASA (South Africa)(b)(d)	1,524,131	12,648,420
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	1,680,326	21,506,883
Sunnova Energy International, Inc.(b)(c)	3,319,933	17,330,050
West Holdings Corp. (Japan)(c)	629,334	11,277,512
Xinyi Energy Holdings Ltd. (China)(c)	54,669,835	7,756,718
		266,723,614
Mortgage REITs-5.66%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	2,005,056	66,748,314
Semiconductors & Semiconductor Equipment-49.94%
Canadian Solar, Inc. (Canada)(b)(c)	1,127,039	22,135,046
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Daqo New Energy Corp., ADR (China)(b)(c)	953,470	$ 21,472,145
Enphase Energy, Inc.(b)	853,451	109,156,383
First Solar, Inc.(b)	689,113	187,273,349
Flat Glass Group Co. Ltd., H Shares (China)(c)	7,576,471	15,320,773
GCL Technology Holdings Ltd. (China)(c)	330,808,626	61,735,777
JinkoSolar Holding Co. Ltd., ADR (China)(c)	839,335	24,961,823
Maxeon Solar Technologies Ltd.(b)(c)	1,201,028	2,257,933
Meyer Burger Technology AG (Switzerland)(b)(c)	326,241,408	3,688,591
Motech Industries, Inc. (Taiwan)	10,935,000	9,316,725
SMA Solar Technology AG (Germany)(c)	377,930	19,767,342
SolarEdge Technologies, Inc.(b)(c)	867,934	42,520,087
TSEC Corp. (Taiwan)	13,505,000	11,464,700
United Renewable Energy Co. Ltd. (Taiwan)	36,187,458	13,572,810
Xinyi Solar Holdings Ltd. (China)	68,120,909	44,755,951
		589,399,435
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,795,954,302)		1,180,469,576
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.04%
Invesco Private Government Fund, 5.30%(e)(f)(g)	89,703,053	89,703,053
Invesco Private Prime Fund, 5.48%(e)(f)(g)	229,363,193	229,432,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $319,158,586)		319,135,055
TOTAL INVESTMENTS IN SECURITIES-127.06% (Cost $2,115,112,888)		1,499,604,631
OTHER ASSETS LESS LIABILITIES-(27.06)%		(319,361,819)
NET ASSETS-100.00%		$1,180,242,812

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $45,315,493, which represented 3.84% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$17,381,841	$(17,381,841)	$-	$-	$-	$2,489
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	130,829,433	433,207,727	(474,334,107)	-	-	89,703,053	4,170,079*
Invesco Private Prime Fund	335,608,224	962,545,724	(1,068,819,774)	(31,600)	129,428	229,432,002	11,195,888*
Total	$466,437,657	$1,413,135,292	$(1,560,535,722)	$(31,600)	$129,428	$319,135,055	$15,368,456

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	14.91%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024, for each fund (except for Invesco Nasdaq Free Cash Flow Achievers ETF). As of May 31, 2024, all of the securities in Invesco Nasdaq Free Cash Flow Achievers ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,412,423	$-	$474	$32,412,897
Money Market Funds	-	7,109,357	-	7,109,357
Total Investments	$32,412,423	$7,109,357	$474	$39,522,254
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$409,024,400	$-	$-	$409,024,400
Money Market Funds	159,455	18,781,754	-	18,941,209
Total Investments	$409,183,855	$18,781,754	$-	$427,965,609
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,180,469,576	$-	$-	$1,180,469,576
Money Market Funds	-	319,135,055	-	319,135,055
Total Investments	$1,180,469,576	$319,135,055	$-	$1,499,604,631